Performance Management	Jul. 31, 2025
Davis New York Venture Fund | Davis New York Venture Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Calendar Year Total Returns for Class A Shares

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	(Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	18.99%	December 31, 2020
Lowest Quarter	-26.50%	March 31, 2020
Year-to-Date	17.31%	September 30, 2025

Year to Date Return, Label [Optional Text]	Year
Bar Chart, Year to Date Return	17.31%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	18.99%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(26.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Does Reflect Sales Loads	with maximum sales charge
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2024, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	11.93%	8.52%	9.24%
Class A shares return after taxes on distributions	7.07%	5.54%	6.02%
Class A shares return after taxes on distributions and sale of fund shares	10.54%	6.36%	6.67%
Class C shares return before taxes	15.55%	8.66%	9.07%
Class R shares return before taxes	17.13%	9.28%	9.46%
Average Annual Total Returns (For the periods ended December 31, 2024, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class Y shares return before taxes	17.75%	9.83%	10.04%
S&P 500 Index reflects no deduction for fees, expenses, or taxes	25.02%	14.51%	13.09%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2024, with maximum sales charge)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	www.davisfunds.com
Performance Availability Phone [Text]	1-800-279-0279
Davis Research Fund | Davis Research Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting  http://dsainternal.davis.local/html/fundinfo/fundinfo.html or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Calendar Year Total Returns for Class A Shares

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown
Bar Chart [Heading]	(Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	21.83%	June 30, 2020
Lowest Quarter	-18.12%	March 31, 2020
Year-to-Date	20.30%	September 30, 2025

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	20.30%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	21.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(18.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Does Reflect Sales Loads	with maximum sales charge
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2024, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	13.60%	9.85%	10.01%
Class A shares return after taxes on distributions	11.62%	8.41%	8.70%
Class A shares return after taxes on distributions and sale of fund shares	9.20%	7.58%	7.89%
S&P 500 Index reflects no deduction for fees, expenses, or taxes	25.02%	14.51%	13.09%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2024, with maximum sales charge)
Performance Availability Website Address [Text]	http://dsainternal.davis.local/html/fundinfo/fundinfo.html
Performance Availability Phone [Text]	1-800-279-0279